MEMBERS MUTUAL FUNDS
550 Science Drive
Madison, Wisconsin 53711
Tele: 608.274.0300; Fax: 608.663.9010

       December 22, 2009

BY EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

RE:     MEMBERS Mutual Funds (SEC File No 811-08261) Form N-14  Registration Statement

Dear Sir/Madam:

     Filed herewith via EDGAR is a Form N-14 Registration (combined information statement/prospectus) relating to a proposed reorganization of the Mid Cap Value Fund, a series of MEMBERS Mutual Funds (“MMF”), with and into the Mid Cap Growth Fund, also a series of MMF. The Registration Statement is scheduled to be effective automatically on January 21, 2010 pursuant to Rule 488 under the Securities Act of 1933 and we are currently planning to mail the combined information statement/prospectus to shareholders of the Mid Cap Value Fund thereafter. The closing of the reorganization is planned for the end of February 2010.  The transaction is similar to the combination of what had been known as the Small Cap Growth and Small Cap Value series of MMF earlier this year.

     If you have any questions or comments regarding this filing, please call the undersigned at the telephone number listed above.  My direct dial is 608-216-9147.

                            Respectfully submitted,

                              /s/ Pamela M. Krill
                              Pamela M. Krill
                              General Counsel and Chief Legal Officer